Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consist of the following：

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Accounts receivable - Product sales	47,672	26,739
Accounts receivable - Online marketing and information service and other service	2,932	2,733
Allowance of expected credit loss	(486)	(154)
Total	50,118	29,318

Schedule of Movement of Allowance of Expected Credit Loss

Movement of allowance for expected credit loss:

	As of March 31,	As of March 31,	As of March 31,
	2023	2024	2025
	RMB	RMB	RMB

At beginning of year	469	602	486
Addition/(reversal)	133	(116)	(332)
At end of year	602	486	154